OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS	NOTE 6 – OTHER CURRENT ASSETS Other current assets consist of the following:

	December 31,
	2020	2019

Other receivables	$78,806	$24,643
	$78,806	$24,643